Revenue - Schedule of net sale by product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 85,866	$ 81,764	$ 80,057
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	62	286	1,261
Europe [Member] | EGRIFTA® net sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,147	53,705	50,454
Europe [Member] | Trogarzo® net sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 25,719	$ 28,059	$ 29,603